Leases	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Leases
(23) Leases
The Company adopted Topic 842 effective January 1, 2022 using the modified retrospective transition approach. The Company has elected to adopt practical expedients which permits it to not reassess its prior conclusions about lease identification, lease classification and initial direct cost under the new standard. The Company elected not to recognize right-of-use
(“ROU”) assets and lease liabilities for leases with terms of 12 months or less at lease commencement and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. The Company determines if an arrangement is a lease, or contains a lease, primarily by determining if the arrangement conveys to the Company the right to control or use an identified asset. The Company makes this determination at inception of a contract and when the terms of an existing contract are changed. The Company recognizes a lease liability and an ROU asset at the commencement date of each lease. For operating and finance leases, the lease liability is initially measures at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective-interest method. The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before lease commencement date, plus any initial direct costs incurred less any lease incentives received. Variable payments are included in the future lease payments when those variable payments are included in the future lease payment when those variable payments depend on an index or a rate. The discount rate is the implicit rate, if it is readily determinable, or the Company’s incremental borrowing rate. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment. The Company recognizes lease costs associated with short-term leases on a straight-line basis over the lease term. When contracts contain lease and non-lease
components, the Company accounts for both components as a single lease component.
On adoption, the Company recognized operating lease liabilities of $0.6 million with corresponding ROU assets of $0.4 million which is the net of operating lease liabilities on adoption and deferred rent liability of $0.2 million at January 1, 2022. In connection with the adoption of ASC Topic 842, the Company reclassified existing capital lease obligations to finance lease obligations, which are presented as current installments of obligations under finance leases and obligation under leases, non-current
on the consolidated Balance Sheets. There was no impact on the Statement of Changes in Stockholder’s Equity and Member’s Equity for the adoption of Topic 842.
Floorspace leases
The Company has obligations as a lessee for floorspace. Generally, these leases arrangements meet the short-term lease criteria as the floorspace leases generally are cancellable by the Company with a 30 day or less notice, except for one arrangement. Accordingly, for the leases that are cancellable, the Company has applied the practical expedient that allows the Company to recognize short-term lease payments on a straight-line basis over the lease term on the consolidated Statements of Income (Loss) and Comprehensive Income (Loss). For those floorspace leases that have a noncancellable terms greater than 12 months, we record operating lease right-of-use
assets and operating lease liabilities on the Consolidated Balance Sheets.

Office space leases
The Company has obligations as a lessee for office space under a noncancellable lease arrangement that expires in May 2025, with options to renew up to five years. Payments due under the lease contracts include mainly fixed payments. The lease for the office space is classified as an operating lease in accordance with Topic 842.
BTM Kiosk leases
The Company has obligations as a lessee for BTM kiosks. The leases for the BTM kiosks are classified as finance leases in accordance with Topic 842 that expire on various dates through June 30, 2026. The BTM kiosk lease agreements are for two or three year terms and include various options to either renew the lease, purchase the kiosks or exercise a bargain option to purchase the kiosk at the end of the term. Certain finance leases are personally guaranteed by the CEO and contain guarantees for return of equipment by the CEO.
During the year ended December 31, 2022, the Company amended the various existing lease agreements with a lessor through various amendments. Under these amendments, the Company extended the lease term and revised the purchase option to include a purchase requirement at the end of the lease term. Under the payment schedule, the Company will pay $1.9 million of the purchase price over 24 months beginning in January 2023 and will pay the remaining $7.0 million under the following payment schedule: (a) $1.9 million paid in April 2023; (b) $2.5 million paid in July 2023; (c) $1.3 million payable in October 2023; and (d) $1.3 million payable in January 2024. As a result of the modifications, the Company remeasured its finance lease assets and liabilities on the dates of the modifications. The remeasurement increased net book value of the BTM kiosk by $8.9 million and increased the finance liability by $9.0 million at December 31, 2022. When the Company purchases the assets at the end of the finance lease, these assets will be amortized over the remaining useful life.
During the year ended December 31, 2023, the Company terminated three existing lease arrangement with a lessor and simultaneously entered into a new lease arrangement with a new lessor for 2,050 BTMs. Under this agreement, the new lessor agreed to purchase the BTM’s from the original lessor. Upon the termination of the original agreement, the Company removed the remaining right-of-use
asset and the finance lease liability of $7.5 million and $5.7 million respectively and recognized a loss of $1.7 million recorded in other (expense) income in the consolidated Statement of Income (Loss) and Comprehensive Income (Loss). The new leases commenced on March 31, 2023, June 30, 2023 or September 30, 2023 and has a three year noncancellable period. Total fixed payments due on an undiscounted basis over the three year noncancellable period of the leases are $7.1 million. The Company will acquire the assets for a bargain purchase price of $1 at the end of the term. Due to the bargain purchase option, the Company classified the new lease as a finance lease. The Company recognized a finance lease liability of $5.7 million discounted at an interest rate implicit in the lease and a corresponding right-of-use
asset of $5.7 million.
In December 2023, the Company entered into a finance agreement with a financing company to facilitate the purchase of 450 BTMs at the end of a lease with a lessor (Note 14) for $1.3 million. The Company recorded the cash flow impact of this agreement gross within the investing and financing sections of the consolidated Statements of Cash Flow. The company transferred the remaining $1.8 million worth of unamortized cost basis of the kiosk machines- leased to kiosk machines- owned.
The Company also transferred certain BTMs recorded as finance leases held with the financing company to kiosk machines – owned of $3.0 million in remaining unamortized cost basis and finance lease liabilities to notes payable of $1.3 million during the year-ended December 31, 2023. In addition, approximately $1.7 million of other finance leases ended during the year with the kiosks assets transferred to the Company. The Company recognized approximately $6.5 million net, of non-cash
investing and financing activities associated with these agreements during the year ended December 31, 2023.

The components of the lease expense are as follows (in thousands):

	As of December 31,
	2023	2022
Finance lease expense:
Amortization of right-of-use-assets	$8,492	$13,729
Interest on lease liabilities	3,343	4,872

Total finance lease expense	$11,835	$18,601
Operating lease expense	293	220
Short-term lease expense	34,526	39,765

Total lease expense	$46,654	$58,586

	As of December 31,
	2023	2022
Other information:
Operating cash flows used for finance leases	$(3,343)	$(4,872)

Operating cash flows used for operating leases	$(318)	$(222)

Financing cash flows used for finance leases	$(14,005)	$(17,106)

	Year Ended December 31,
	2023	2022
Weighted-average remaining lease term - finance leases	1.61	1.96
Weighted-average remaining lease term - operating leases	2.32	2.25
Weighted-average discount rate - finance leases	17.9%	17.0%
Weighted-average discount rate - operating leases	16.6%	15.0%
Maturities of the lease liability under the
non-cancellable
operating lease as of December 31, 2023 are as follows (in thousands):

Operating Leases
2024	$355
2025	221
2026	120
2027	30
Total undiscounted lease payments	726
Less: imputed interest	(128)

Total operating lease liability	$598
Less: operating lease liabilities, current	(279)

Operating lease liabilities, net of current portion	$319

Maturities of the lease liability under the
non-cancellable
finance leases as of December 31, 2023 are as follows (in thousands):

Finance Leases
2024	$7,910
2025	2,518
2026	675

Total undiscounted lease payments	$11,103
Less: imputed interest	(1,454)

Total finance lease liability	$9,649
Less: current installments of obligations under finance leases	(6,801)

Obligations under finance leases, excluding current installments	$2,848